Disposal of assets and other changes in organizational structure	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disposal of assets and other changes in organizational structure
30.	Disposal of assets and other changes in organizational structure
The Company has an active partnership and divestment portfolio, which takes into account opportunities for disposal of non-strategic
assets in several areas in which it operates. The partnerships provide for the sharing and development of new technologies, strengthening corporate governance, and sharing future risks and investments. The divestment and partnership portfolio is dynamic, since the development of transactions also depends on conditions beyond the control of the Company. The divestment projects and strategic partnerships follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (
Tribunal de Contas da União
– TCU) and the current legislation. In 2019, partnerships and divestments resulted in US$ 10,413 million of cash inflows to the Company.
The major classes of assets and liabilities classified as held for sale are shown in the following table:

	Operating segment			12.31.2019	12.31.2018
	E&P	RT&M	Corporate	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	1	4	—	5	40
Trade receivables	1	67	—	68	39
Inventories	—	13	—	13	47
Investments	351	4	—	355	973
Property, plant and equipment	1,773	273	—	2,046	745
Others	—	77	—	77	102

Total	2,126	438	—	2,564	1,946

Liabilities on assets classified as held for sale
Trade Payables	—	27	—	27	1
Finance debt	—	—	142	142	—
Provision for decommissioning costs	2,961	—	—	2,961	932
Dividends	—	—	—	—	—
Pension and medical benefits	—	—	—	—	—
Others	—	116	—	116	50

Total	2,961	143	142	3,246	983

Details on transactions not closed as of December 31, 2019 and, therefore, classified as held for sale are presented as follows.

30.1. Transactions pending closing at December 31, 2019
The corresponding assets and liabilities of this transactions are classified as held for sale as of December 31, 2019.

a)	Sale of Petrobras’s interest in Petrobras Oil & Gas B.V. (PO&GBV)
On October 31, 2018, the wholly owned subsidiary Petrobras International Braspetro BV (PIBBV) entered into an agreement to sale its 50% interest in PO&GBV to Petrovida Holding B.V. PO&GBV is a joint venture in the Netherlands consisting of assets located in Nigeria. PO&GBV does not operate any of these fields.
In the last quarter of 2019, an impairment losses in the amount of US$ 89 was accounted for within equity-accounted investments, (an impairment reversal in the amount of US$ 45, in the last quarter of 2018, following the signing of the agreement).
On January 14, 2020, the transaction was closed, in the amount of US$ 1,454, reflecting price adjustments and the deduction of Petrobras’ portion from the payment of fees to the Nigerian Government for approval of the transaction. From this total, Petrobras has received US$ 1,030 as dividends from PO&GBV, since the beginning of the transaction (January 1, 2018). At the closing, the Company received US$ 276, with an additional US$ 25 to be received up to June 30, 2020, and the remaining US$ 123 to be received as soon as the Abgami field redetermination process is implemented.

b)	Strategic alliance with Total
Petrobras and Total have a Strategic Alliance based on a master agreement signed in 2016. In 2018, the Company exercised a put option, transferring its remaining 10% stake in Lapa field to Total, in block
BM-S-9,
as provided in the contract signed in January 2018. This transaction amounts to US$ 50 and is still subject to some conditions precedent.
With respect to the sale of the Company’s 50% interest in Termobahia S.A, including the power plants Termobahia (former Celso Furtado) and Termocamaçari (former Rômulo Almeida), as set out in the master agreement signed in 2016, there is no expectation that the negotiation will be concluded in the next 12 months. Thus, these assets are no longer classified as held for sale.

c)	Sale of Baúna field
On July 24, 2019, Petrobras signed a contract for the sale of 100% of its interest in the Baúna field (awarded area
BM-S-40),
located in shallow waters in the Santos Basin, to Karoon Petróleo & Gás Ltda., a subsidiary of Karoon Energy Ltd. This transaction amounts to US$ 665, of which US$ 50 was paid at the signing date and the remaining US$ 615 will be paid at the closing of this transaction, including price adjustments.
This transaction is subject to customary conditions precedent, such as approval by the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP).

d)	Sale of Pampo and Enchova groups of fields
On July 24, 2019, Petrobras signed a contract for the sale of 100% of its interest in the Pampo and Enchova groups, located in shallow waters in the Campos Basin, comprising Enchova, Enchova Oeste, Marimbá, Piraúna, Bicudo, Bonito, Pampo, Trilha, Linguado and Badejo fields, to Trident Energy do Brasil LTDA, a subsidiary of Trident Energy L.P. (“Trident Energy”).
This transaction amounts to US$ 851, of which US$ 53 was paid at the signing date and the remaining US$ 798 will be paid at the closing of this transaction, including price adjustments.
The transaction closing is subject to the fulfillment of some conditions precedent, such as the approval by the ANP and a license to be issued by the Brazilian Institute of the Environment and Renewable Natural Resources (IBAMA).

e)	Sale of producing fields in Macau group of fields in the Potiguar Basin
On August 9, 2019, Petrobras signed a contract for the sale of its interest in a set of onshore and offshore producing fields in the Potiguar Basin, denominated the Macau group of fields, located in the state of Rio Grande do Norte, to SPE 3R Petroleum S.A., a wholly owned subsidiary of 3R Petroleum e Participações S.A.
The Macau group comprises the Aratum, Macau, Serra, Salina Cristal, Lagoa Aroeira, Porto Carão and Sanhaçu fields. Petrobras holds a 100% interest in all these concessions, except for the Sanhaçu field, in which it is the operator with a 50% interest, and the remaining 50% interest belongs to Petrogal.

The sale price is US$ 191, of which US$ 48 was paid upon signature of the contract and the remaining US$ 143 will paid upon transaction closing, including price adjustments.
This transaction is subject to customary conditions precedent, such as approval by the ANP.

f)	Disposal of Liquigás Distribuidora S.A.
On November 19, 2019, Petrobras entered into an agreement with Copagaz and Nacional Gás Butano for the sale of its whole interest in Liquigás Distribuidora S.A., in the amount of US$ 918 (R$ 3.7 billion), to be adjusted according to contract conditions and paid upon transaction closing.
This transaction is subject to customary conditions precedent, such as approval by the Brazilian Antitrust Regulator (CADE).

g)	Sale of Frade producing field
On November 28, 2019, Petrobras signed with PetroRio Jaguar Petróleo Ltda., subsidiary of Petro Rio S.A., a contract for the sale of its 30% stake in the Frade field, located in the Campos Basin, north coast of the state of Rio de Janeiro.
The transaction also included the sale of the entire stake held by Petrobras Frade Inversiones S.A. (PFISA), a subsidiary of Petrobras, in the company Frade BV, which owns the offshore assets used in the development of production in Frade field.
The sale price of US$ 100 comprises US$ 7.5 paid at the signing of the contract and the remaining at the closing of the transaction, subject to price adjustments. In addition, Petro Rio is subject to pay US$ 20 conditioned to a potential new discovery of reservoirs in the field.
The transaction closing is subject to the fulfillment of some conditions precedent, such as the approval by the CADE and ANP.

h)	Contingent installment of the exploratory block BM-S-8 sale
On July 28, 2016, the Board of Directors of Petrobras approved the disposal of the Company’s 66% interest in the exploratory block BM –
S-8
to Statoil Brasil Óleo e Gás Ltda, which includes the Bacalhau field (former Carcará area located in the pre-salt
of Santos Basin, for the amount of US$ 2,500.
The first installment (US $ 1,250) was received on November 22, 2016, and the second installment (US$ 300) on March 21, 2018.
The third installment (US$ 950) is still pending the approval of the Production Individualization Agreements (AIP) by the ANP or twelve months after its submission to this agency, what happens first.
30.2. Closed transactions at of December 31, 2019

a)	Sale of distributors in Paraguay
On June 26, 2018 the Company entered into a Sale and Purchase Agreement (SPA) related to the sale to Copetrol Group of its entire interest held through its wholly-owned subsidiary Petrobras International Braspetro B.V. (PIB BV) in Petrobras Paraguay Distribución Limited (PPDL UK), Petrobras Paraguay Operaciones y Logistica SRL (PPOL) and Petrobras Paraguay Gas SRL (PPG).
On March 8, 2019, this sale was completed after the fulfilment of all conditions precedent and the payment of US$ 332 to the Company, which includes US$ 45 of cash and cash equivalents of the companies and US$ 7 relating to working capital adjustment. This amount sums to the US$ 49 deposited in an escrow account at the signing date (June 27, 2018). As a result of this transaction, the Company recognized a US$ 141 gain within other income and expenses. In addition, a US$ 34 loss relating to cumulative translation adjustment previously recognized in shareholders’ equity was reclassified to the statement of income, within other income and expenses, due to the depreciation of the Paraguayan Guarani against the US dollar, accumulated since the acquisition of the investment.

b)	Sale of interest in three offshore producing fields in Campos basin
On November 28, 2018, the Company’s Board of Directors approved the sale of 100% interest in Pargo, Carapeba and Vermelho fields (the Nordeste group of fields), located in shallow waters on the coast of the state of Rio de Janeiro, to Perenco company, which paid US$ 74 at the contract signing.

On October 8, 2019, after all conditions precedent had been met, the sale was closed with the additional payment of US$ 324 to Petrobras, totaling US$ 398, and the Company recorded a US$ 787 gain within other income and expenses, mainly due to the reversal of decommissioning costs.

c)	Sale of onshore producing fields in Potiguar basin
On December 27, 2018, the Company’s Board of Directors approved the sale of its total interest in 34 onshore producing fields, located in Potiguar basin, in the state of Rio Grande do Norte, to the company 3R Petroleum, in the amount of US$ 453. However, the transaction was not consummated.
Accordingly, the Company promptly reassessed the other offers and accepted PetroRecôncavo’s offers in the amount of US$ 384, which was the second highest amount offered for this sale. Of this amount, US$ 61 is conditioned on the extension of the concession to be granted by the ANP and its present value is US$ 47. The agreement was signed on April 25, 2019, when PetroRecôncavo disbursed US$ 29 in advance.
On December 9, 2019, the transaction was closed after the fulfilment of all conditions precedent, with the payment of additional US$ 266 to Petrobras. Additionally, Petrobras assumes the obligation to reimburse PetroRecôncavo regarding abandonment costs, which present value is US$ 5. The gain on this operation was US$ 221, accounted for as other income and expenses.

d)	Sale of 50% working interest in Tartaruga Verde and Module III of Espadarte fields
On April 25, 2019, Petrobras entered into an agreement with Petronas Petróleo Brasil Ltda., for the sale of 50% working interest in Tartaruga Verde field
(BM-C-36
Concession) and Module III of Espadarte field. Petrobras will maintain a 50% working interest and the operation of the fields. The transaction amounts to US$ 1,294, of which US$ 259 was paid at the signing date.
On December 27, 2019, the transaction was closed with the payment of US$ 692 to Petrobras, after the fulfillment of all conditions precedent and price adjustments provided for in the contract. The remaining US$ 343 was compensated based on proceeds obtained by Petrobras from January 1 to the closing, considering Petronas’s stake during this period. At the transaction closing, US$ 74 loss was accounted for as other income and expenses.

e)	Sale of Pasadena Refinery
On January 30, 2019, Petrobras America Inc. (PAI) entered into a SPA with Chevron USA Inc. for the sale of the shares held by PAI on Pasadena Refining System Inc. (PRSI) and PRSI Trading LLC (PRST), which comprise the Pasadena refining system in the United States.
On May 1, 2019, this sale was concluded after the fulfillment of conditions precedent. Accordingly, the amount of US$ 467 was received by the Company, of which US$ 350 relates to shares of the Pasadena refinery and the remaining US$ 117 to its working capital, subject to price adjustments.
At the transaction closing, in the second quarter of 2019, a US$ 49 loss was accounted for as other income and expenses.

f)	Sale of interest in Transportadora Associada de Gás - TAG
On April 25, 2019, the Company entered into an agreement for the sale of a 90% interest in TAG to a group formed by ENGIE and the Canadian fund Caisse de Dépôt et Placement du Québec, acting through Aliança Transportadora de Gás Participações S.A. (“Aliança”), a Brazilian private company, to take over the control of TAG.
On June 13, 2019, after the fulfilment of all conditions precedent, this sale was closed for US$ 8.5 billion, with the settlement as follows:

•	US$ 7.5 billion for the acquisition of 90% of TAG’s shares;

•
US$ 0.5 billion relating to the sale of additional shares, so that the Company will preserve a 10% interest in TAG after the corporate restructuring carried out by the new controlling shareholder of TAG.

•	Aliança made a loan to TAG, to repay the remaining debt with BNDES, in the amount of US$ 0.5 billion.
On September 2, 2019, TAG incorporated Aliança, when Petrobras transferred 64,016 common shares issued by TAG to the new controlling shareholders in return for the US$ 0.5 billion received in June 2019.

Following the closing of the transaction, a US$ 5.458 gain, including the remeasurement of the remaining interest in the amount of US$ 546, was accounted for in the second quarter of 2019, within other income and expenses.
In the scope of this transaction, Petrobras remained responsible for certain TAG contingencies, in the amount of US$ 645, classified as contingent liabilities.
Petrobras will continue to use natural gas transportation services rendered by TAG, through contracts already in force between the two companies, with no impacts on its operations.

g)	Public offer of shares of Petrobras Distribuidora (BR)
On May 22, 2019, the Company’s Board of Directors approved the sale of a further portion of its interest in Petrobras Distribuidora (BR), to be carried out through a secondary public offering
(follow-on).
On July 23, 2019, the Board of Directors approved the sale of 349,500,000 shares at a price per share of US$ 6.5123 (R$ 24.50).
On July 25, 2019, an overallotment option was fully exercised and the number of shares offered increased by 43,687,500, under the same conditions and at the same price per share initially offered. Thus, the offering amount totaled US$ 2,561 and Petrobras’ interest in BR’s capital stock was reduced to 37.50%. After the closing of this operation, Petrobras is no longer the controlling shareholder of BR.
The Company recognized a US$ 2,221 gain (US$ 3,349 before taxes), including the remeasurement of the remaining interest in the amount of US$ 1,780, as a result of this operation, accounted for as net income from discontinued operations in the third quarter of 2019.
The supply relationship will continue after the disposal as this transaction does not change the current supply contracts.
As BR represented a separate major line of business, the disposed interest is considered a discontinued operation, for which the statements of income and cash flows are presented below (including restatement of previous years):

	Jan-Jul/2019	2018	2017
Sales revenues	5,735	10,946	10,943
Cost of sales	(4,886)	(9,334)	(8,949)

Gross profit	849	1,612	1,994

Income (expenses)
Selling expenses	(439)	(804)	(924)
General and administrative expenses	(116)	(216)	(261)
Other taxes	(14)	(82)	(54)
Other income and expenses	(15)	133	(89)

	(584)	(969)	(1,328)
Income before finance income (expense) and income taxes	265	643	666

Net finance income (expense)	138	628	(175)
Results of equity-accounted investments	—	—	(1)

Net income before income taxes	403	1,271	490

Income taxes	(150)	(428)	(131)

Net income for the year from discontinued operation - BR	253	843	359

Gain on sale of interest	3,515	—	—
Income taxes on the gain on sale of interest	(1,208)	—	—

Net income for the period from discontinued operation	2,560	843	359

Attributable to:
Shareholders of Petrobras	2,560	843	359

Net income for the period from discontinued operation	2,560	843	359

	Jan-Jul/2019	Jan-Dec/2018	Jan-Dec/2017
Cash flows from Operating activities
Net income for the year	2,560	843	359
Adjustments for:
Pension and medical benefits (actuarial expense)	73	121	158
Depreciation, depletion and amortization	76	115	142
Foreign exchange, indexation and finance charges	(132)	(644)	188
Deferred income taxes, net	136	395	68
Others	105	7	—
Decrease (Increase) in assets
Trade and other receivables, net	451	467	(50)
Other assets	(159)	103	(265)
Increase (Decrease) in liabilities
Trade payables	(171)	(168)	9
Pension and medical benefits	(138)	(3)	(43)
Other liabilities	(45)	(325)	(139)
Income taxes paid	(102)	(5)	(30)
Net income from discontinued operations	(2,331)	—	—

Net cash provided by operating activities	323	906	397

Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(81)	(116)	(93)
Proceeds from disposal of assets - Divestment	1,829	—	—
Divestment (Investment) in marketable securities	61	72	817
Others	3	—	3

Net cash (used in) provided by investing activities	1,812	(44)	727

Cash flows from Financing activities
Proceeds from financing	—	244	1,944
Repayment of principal	(30)	(49)	(2,478)
Repayment of interest	(60)	(88)	(481)
Dividends paid to Shareholders of Petrobras	(387)	(263)	(210)
Others	(31)	—	48

Net cash used in financing activities	(508)	(156)	(1,177)

Effect of exchange rate changes on cash and cash equivalents	(136)	(66)	1

Net increase (decrease) in cash and cash equivalents	1,491	640	(52)

Cash and cash equivalents at the beginning of the year	789	149	201

Cash and cash equivalents at the end of the year	2,280	789	149

30.3. Cash flows from sales of interest with loss of control
In 2019 and 2018, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2019
Petrobras Paraguay	381	(45)	336
TAG	8,206	(174)	8,033
BR (*)	2,509	(591)	1,917

Total	11,096	(810)	10,286

2018
PetroquímicaSuape e Citepe	435	(14)	421

Total	435	(14)	421

(*)	Discontinued operation.

30.4. Accounting Policy for assets and liabilities held for sale
Non-current
assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.
The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).
Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less costs to sell. Assets and liabilities are presented separately in the statement of financial position.
When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation, thus its net income, operating, investing and financing cash flows are presented in separate line items until the date of the closing of the operation.